CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Total revenues	¥ 31,000	¥ 83,127,296	$ 12,052,325	¥ 40,826,521	¥ 35,129,459
Cost of revenues		(70,848,983)	(10,272,137)	(34,168,686)	(28,957,798)
Gross profit		12,278,313	1,780,188	6,657,835	6,171,661
Selling and marketing		(7,241,888)	(1,049,975)	(2,856,465)	(2,473,982)
General and administrative		(3,508,678)	(508,710)	(1,963,562)	(1,409,371)
Impairment of long-lived assets		(373,732)	(54,186)	(273,713)	(114,168)
Research and development		(724,769)	(105,082)	(461,590)	(389,192)
Total operating expenses		(11,849,067)	(1,717,953)	(5,555,330)	(4,386,713)
Income from operations		429,246	62,235	1,102,505	1,784,948
Interest expenses		(1,079,409)	(156,500)	(838,320)	(675,852)
Interest income		588,706	85,354	214,291	216,618
Subsidy income		1,089,435	157,953	465,685	191,981
Exchange gain/(loss), net		1,025,891	148,741	(355,499)	(336,523)
Other income, net		1,571	228	1,911	2,292
Income before income taxes		1,976,709	286,596	1,089,903	566,372
Income tax expenses		(605,278)	(87,757)	(194,140)	(178,411)
Equity in (loss)/income of affiliated companies		193,708	28,085	59,809	(52,706)
Net income		1,565,139	226,924	955,572	335,255
Less: Net income attributable to the non-controlling interests		(944,633)	(136,959)	(234,554)	(104,870)
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders		¥ 620,506	$ 89,965	¥ 721,018	¥ 230,385
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders per share -
Basic | (per share)		¥ 3.13	$ 0.45	¥ 3.78	¥ 1.29
Diluted | (per share)		3.10	0.45	2.01	(1.36)
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders per ADS-
Basic | (per share)		¥ 12.54	$ 1.82	¥ 15.12	¥ 5.15
Diluted		12.38	1.80	8.02	(5.42)
Weighted average ordinary shares outstanding
Basic		198,004,260	198,004,260	190,672,869	178,938,853
Diluted		200,408,494	200,408,494	205,719,772	171,438,853
Number of ordinary shares per ADS	4	4	4
Interest Rate Swap
Change in fair value of foreign exchange options		¥ 0	$ 0		¥ (78,878)
Foreign Exchange Forward Contract [Member]
Change in fair value of foreign exchange options		(164,356)	(23,829)	¥ 288,880	191,186
long-term investment
Change in fair value of foreign exchange options		101,871	14,770
Third Party [Member]
Total revenues		82,794,101	12,004,016	40,794,758	35,067,287
Related Party [Member]
Total revenues		333,195	48,309	31,763	62,172
Convertible Senior Notes and Call Options [Member]
Change in fair value of foreign exchange options		(12,083)	(1,752)	191,641	(725,792)
Foreign exchange option
Change in fair value of foreign exchange options		¥ (4,163)	$ (604)	¥ 18,809	¥ (3,608)